Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Impaired loans [abstract]
Interest income recognized on impaired loans	$ 13	$ 12	$ 12
Interest income, not classified as impaired loans	$ 74	$ 84	$ 92